Nature of Business	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

Note 1: Nature of Business

MEMBERS Life Insurance Company (“MEMBERS Life” or the “Company” or “MLIC”) is a stock life and health insurance company organized under the laws of Iowa and a wholly-owned subsidiary of CUNA Mutual Investment Corporation (“CMIC”). CMIC is organized under the laws of Wisconsin and is a wholly-owned subsidiary of CMFG Life Insurance Company (“CMFG Life”), an Iowa life insurance company. CMFG Life and its affiliated companies primarily sell insurance and other products to credit unions and their members. The Company’s ultimate parent is CUNA Mutual Holding Company (“CMHC”), a mutual insurance holding company organized under the laws of Iowa. The Company began selling a single premium deferred index annuity contracts in 2013, a flexible premium deferred variable and index linked annuity contracts in 2016, and a single premium deferred modified guaranteed index annuity in 2019. All products are sold to consumers, including credit union members, through the face-to-face distribution channel. The Company has reinsurance agreements with CMFG Life under which it cedes 100% of its business to CMFG Life. See Note 7, Reinsurance, for information on the Company’s reinsurance agreements. Prior to 2013, the Company did not actively market new business; it primarily serviced existing blocks of individual and group life policies.

The Company is authorized to sell life, health and annuity policies in all states in the U.S. and the District of Columbia, except New York. The following table identifies states with premiums greater than 5% of total direct premium and states with deposits on annuity contracts greater than 5% of total deposits:

				Deposits on
	Direct Premium			Annuity Contracts

	2020	2019	2018	2020	2019	2018
0
Michigan	61%	60%	62%	5%	6%	7%
Texas	24	25	24	6	5	*
California	5	5	5	5	*	*
Pennsylvania	*	*	*	7	7	8
Wisconsin	*	*	*	6	6	5
North Carolina	*	*	*	5	*	*
Florida	*	*	*	5	5	6
Indiana	*	*	*	5	*	5
Iowa	*	*	*	*	5	6

*Less than 5%

No other state represents more than 5% of the Company’s premiums or deposits for any year in the three years ended December 31, 2020.

The accompanying statutory basis financial statements reflect various transactions and balances with the Company’s affiliates. See Note 6 for a description of the more significant transactions. While the Company believes that these transactions were at reasonable terms, the results of operations of the Company may have differed had these transactions been consummated with unrelated parties.

In March 2020, the World Health Organization declared the outbreak of a novel coronavirus disease (“COVID-19”) as a pandemic, which continues to spread throughout the U.S. COVID-19 is having an unprecedented impact on the U.S economy as federal, state, and local governments react to this public health crisis.

The impacts of the current COVID-19 pandemic are broad reaching, and the impacts on the Company’s financial statements to date have not been estimated. Due to the COVID-19 outbreak, there is uncertainty surrounding the potential impact on the Company’s future financial position, results of operations and related cash flows. Continued impacts of the pandemic could materially adversely affect the Company’s near-term and long-term premium revenues, policyholder benefits, earnings, liquidity, and cash flows. These potential impacts will largely depend on future developments that cannot be accurately predicted, including the duration and severity of the pandemic, government actions, and the length of time until the economy recovers.